Expense Example	Jan. 28, 2026 USD ($)
The U.S. Equity Portfolio | The U.S. Equity Portfolio | The U.S. Equity Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 16
Expense Example, with Redemption, 3 Years	52
Expense Example, with Redemption, 5 Years	90
Expense Example, with Redemption, 10 Years	205
The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	17
Expense Example, with Redemption, 3 Years	55
Expense Example, with Redemption, 5 Years	96
Expense Example, with Redemption, 10 Years	217
The ESG Growth Portfolio | The ESG Growth Portfolio | The ESG Growth Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	306
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	518
The International Equity Portfolio | The International Equity Portfolio | The International Equity Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	22
Expense Example, with Redemption, 3 Years	68
Expense Example, with Redemption, 5 Years	118
Expense Example, with Redemption, 10 Years	268
The Institutional International Equity Portfolio | The Institutional International Equity Portfolio | The Institutional International Equity Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
The Emerging Markets Portfolio | The Emerging Markets Portfolio | The Emerging Markets Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
The Core Fixed Income Portfolio | The Core Fixed Income Portfolio | The Core Fixed Income Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
The Short-Term Municipal Bond Portfolio | The Short-Term Municipal Bond Portfolio | The Short-Term Municipal Bond Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	343
The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	$ 604